Corporate bond (Details) - Corporate bond - CNY (¥)		12 Months Ended
	Jul. 16, 2019	Dec. 31, 2019
Debt Instrument [Line Items]
Debt issued	¥ 20,000,000
Interest rate	6.50%
Term of debt	36 months
Debt issuance cost		¥ 1,992,000
Underwriting, guarantee and valuation fees		624,000
Periodic interest payment		6.5
Periodic principal payment		¥ 1,300,000
Frequency of periodic payment on July 1, 2022		20,000
Effective interest rate		12.90%
Interest expense		¥ 1,024,000